UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 972-8235

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      365,909
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
American Woodmark Corp            COMMON STOCKS  30506109     9,001    500,039 SH       SOLE                   500,039      0    0
American Reprographics Co         COMMON STOCKS  29263100    31,828  5,904,981 SH       SOLE                 5,904,981      0    0
Big 5 Sporting Goods Corp         COMMON STOCKS  08915P101   26,462  3,375,231 SH       SOLE                 3,375,231      0    0
Builders FirstSource Inc          COMMON STOCKS  12008R107   64,039 15,139,220 SH       SOLE                15,139,220      0    0
BlueLinx Holdings Inc             COMMON STOCKS  09624H109   13,140  4,977,133 SH       SOLE                 4,977,133      0    0
Commercial Vehicle Group Inc      COMMON STOCKS  202608105    4,196    343,680 SH       SOLE                   343,680      0    0
Dice Holdings Inc                 COMMON STOCKS  253017107      544     58,359 SH       SOLE                    58,359      0    0
EMCOR Group Inc                   COMMON STOCKS  29084Q100   28,932  1,043,733 SH       SOLE                 1,043,733      0    0
Ambassadors Group Inc             COMMON STOCKS  23177108     9,746  1,821,620 SH       SOLE                 1,821,620      0    0
Fortegra Financial Corp           COMMON STOCKS  34954W104    3,166    378,692 SH       SOLE                   378,692      0    0
Grand Canyon Education Inc        COMMON STOCKS  38526M106    8,669    488,116 SH       SOLE                   488,116      0    0
Northrim BanCorp Inc              COMMON STOCKS  666762109      508     23,608 SH       SOLE                    23,608      0    0
Insperity Inc                     COMMON STOCKS  45778Q107   47,646  1,555,036 SH       SOLE                 1,555,036      0    0
Providence Service Corp/The       COMMON STOCKS  743815102    5,118    329,956 SH       SOLE                   329,956      0    0
QuinStreet Inc                    COMMON STOCKS  74874Q100   12,384  1,180,597 SH       SOLE                 1,180,597      0    0
School Specialty Inc              COMMON STOCKS  807863105    3,662  1,034,360 SH       SOLE                 1,034,360      0    0
TNS Inc                           COMMON STOCKS  872960109   36,264  1,668,865 SH       SOLE                 1,668,865      0    0
Universal Technical Institute Inc COMMON STOCKS  913915104   30,712  2,328,413 SH       SOLE                 2,328,413      0    0
West Coast Bancorp/OR             COMMON STOCKS  952145209   17,256    912,049 SH       SOLE                   912,049      0    0
WSFS Financial Corp               COMMON STOCKS  929328102   12,636    308,200 SH       SOLE                   308,200      0    0


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